Financial Assets and Financial Liabilities - Summary of Fair Value Measurement (Parenthetical) (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of fair value measurement assets and liabilities [Line Items]
Derivative financial assets	₩ 9,446,134	$ 7,495,861	₩ 3,721,370
Derivative financial liabilities	9,506,709	$ 7,543,929	3,682,258
Level 2
Disclosure of fair value measurement assets and liabilities [Line Items]
Reasonable Approximation Of Fair Value Borrowings	18,266		₩ 2,143
Level 3 | KB Securities Co., Ltd.
Disclosure of fair value measurement assets and liabilities [Line Items]
Financial assets at fair value through profit or loss (debt instruments)	404,334
Financial liabilities designated at fair value through profit or loss	8,241,509
Derivative financial assets	120,775
Derivative financial liabilities	₩ 777,542